Cash and Cash Equivalents - Summary of Cash and Cash Equivalents for the Purpose of the Consolidated Cash Flow Statement (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Cash and cash equivalents [abstract]
Cash and cash equivalents	₨ 121,974	$ 1,428	₨ 96,953		₨ 91,880
Bank overdrafts			(2)		(19)
Total	₨ 121,974	$ 1,428	₨ 96,951	$ 1,135	₨ 91,861	₨ 103,833